8. Income Taxes (Details - Tax reconcilation) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal			$ (1,533,096)	$ (1,222,345)
State			(238,952)	(303,315)
Increase in tax losses not recognized			1,695,482	(359,833)
Permanent differences, net			40,015	162,543
Foreign rate differential			124,294	(383,601)
Share-based payments, net			20,441	(22,087)
Changes per enacted tax reform			0	2,320,059
Enhanced research and development tax credits			(108,184)	(191,421)
Net provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0